Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

WRITER’S DIRECT DIAL NUMBER:  (617) 951-7748

October 15, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 100 to the Registration Statement

Dear Sir or Madam:

On behalf of our client, PNC Funds (the “Funds”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 100 to the Funds’ Registration Statement under the 1933 Act and Amendment No. 101 under the 1940 Act on Form N-1A (the “Amendment”).

This Amendment is being filed in connection with the registration of Class R4 and Class R5 shares of PNC S&P 500 Index Fund and the registration of two new series, PNC Mid Cap Index Fund and PNC Small Cap Index Fund. Pursuant to the provisions of Rule 485(a)(1), with respect to the PNC S&P 500 Index Fund, and Rule 485(a)(2), with respect to the PNC Mid Cap Index Fund and PNC Small Cap Index Fund, under the 1933 Act, it is intended that this Amendment become effective on December 30, 2013.  No fees are required in connection with this filing.

Please direct any questions you may have with respect to this filing to me at (617) 951-7748.

Sincerely,

/s/ George G. Baxter
George G. Baxter